COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments

	Office premises	Office equipment	Total
	RMB	RMB	RMB
2015	34,783	5,881	40,664
2016	29,830	1,401	31,231
2017	22,007	911	22,918
2018	15,723	—	15,723
2019	4,545	—	4,545
Thereafter	4,495	—	4,495
	111,383	8,193	119,576

Schedule of future minimum payments with respect to contractual purchase obligations
	Advertising services	Office furnishings	Total
	RMB	RMB	RMB
2015	4,126	2,049	6,175